Post-Employment Benefits - Reconciliation of the amount recognized in the consolidated statement of financial position (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Post-Employment Benefits
Net defined liability at January 1	€ 84	€ 193
thereof: experience adjustments	94	(202)
thereof: adjustments for financial assumptions	(108)	(6)
Current service cost	95	112
Past service credit		(1)
Currency effects	4	10
Net defined liability at December 31	76	84
Employee benefit obligations
Post-Employment Benefits
Net defined liability at January 1	155	433
Actuarial adjustments	(14)	(233)
thereof: experience adjustments	94	(202)
thereof: demographic adjustments		(25)
thereof: adjustments for financial assumptions	(108)	(6)
Current service cost	95	112
Past service credit		(1)
Interest expense	1	1
Currency effects	14	19
Employee contributions	85	74
Benefits recovered / (paid)	151	(250)
Net defined liability at December 31	€ 487	€ 155